Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
Schedule of reconciliation of income taxes at statutory rates
	2022	2021	2020

Loss for the year	$(15,299,251)	$(23,625,542)	$(13,591,117)

Expected income tax (recovery)	(3,085,891)	(6,379,000)	(3,670,000)
Change in statutory, foreign tax, foreign exchange rates and other	825,208	560,000	(117,000)
Permanent differences	863,183	1,098,000	134,000
Share issuance cost	-	-	(1,248,000)
Impact of convertible debenture	(3,154,750)	(24,000)	17,000
Prior year adjustment	(147,786)	(12,000)	208,000
Expiry of non-capital losses	-	-
Change in unrecognized deductible	4,700,036	4,757,000	4,676,000
Total income tax expense (recovery)	$-	$-	$-

Current income tax	$-	$-	$-
Deferred income tax	-	-	-
Total	$-	$-	$-

Schedule of deferred tax assets and liabilities
	December 31, 2022	December 31, 2021	December 31, 2020

Deferred tax assets (liabilities)
ROU assets and lease liabilities	$(11,000)	$(21,000)	$(9,000)
Intangible assets	(132,000)	(527,000)	(141,000)
Convertible debenture	-	(717,000)	(87,000)
Warrant liability	(820,000)	-	-
Non-capital losses	963,000	1,265,000	237,000
Net deferred tax liability	$-	$-	$-

Schedule of temporary differences unused tax credits and unused tax losses
	2022	Expiry date	2021	Expiry date	2020	Expiry date

Receivables	$-	None	$775,000	None	$775,000	None
Property, plant and equipment and intangibles	2,522,000	None	3,284,000	None	2,216,000	None
Financing cost	4,262,000	2041 to 2045	5,106,000	2040 to 2044	5,948,000	2039 to 2043
Inventory	1,614,000	None	1,989,000	None	1,373,000	None
Allowance for doubtful accounts	-	None	715,000	None	714,000	None
Warrant liability	3,036,000	None	2,177,000	None	-	None
Allowable capital losses	37,000	None	39,000	None	39,000	None
Non-capital losses available for future periods
- Canada	38,258,000	2026 to 2042	25,285,000	2026 to 2041	18,553,000	2026 to 2040
- Israel	23,600,000	None	18,117,000	None	11,938,000	None
- United States	-	None	35,000	None	-	None
Total non-capital losses	$61,858,000		43,437,000		30,491,000